CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 109	$ 598	$ 557	$ 2,006
COST OF REVENUES	13	137	36	293
GROSS PROFIT	96	461	521	1,713
OPERATING EXPENSES:
Research and development	2,795	353	4,915	702
Selling, general and administrative	2,023	409	3,395	867
TOTAL OPERATING EXPENSES	4,818	762	8,310	1,569
OPERATING LOSS (INCOME)	4,722	301	7,789	(144)
FINANCE EXPENSES (INCOME), net	(83)	$ 3,131	(66)	$ 3,617
INCOME TAX	8		9
NET LOSS FOR THE PERIOD	$ 4,647	$ 3,432	$ 7,732	$ 3,473
LOSS PER SHARE BASIC AND DILUTED	$ 0.18	$ 0.30	$ 0.30	$ 0.30
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED IN COMPUTATION OF BASIC AND DILUTED LOSS PER SHARE IN THOUSANDS	25,917	11,408	25,837	11,408